Accounts payable for business combination and acquisition of associates (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in accounts payable for business combination and acquisition of associates
Opening balance	R$ 532,313	R$ 48,055
Additions	120,344	703,257
Cash payment	(80,939)	(205,280)
Payments in installments	(11,379)	(19,168)	R$ 0
Interest payment	(603)	(1,571)	0
Interest adjustment	65,725	8,158
Remeasurement	(184)	(1,138)
Closing balance	R$ 625,277	R$ 532,313	R$ 48,055